Cover	Oct. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2025
Entity File Number	001-16767
Entity Registrant Name	WESTERN NEW ENGLAND BANCORP, INC.
Entity Central Index Key	0001157647
Entity Tax Identification Number	73-1627673
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	141 Elm Street
Entity Address, City or Town	Westfield
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01085
City Area Code	(413)
Local Phone Number	568-1911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	WNEB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false